Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
4	PROPERTY, PLANT AND EQUIPMENT

	Computer equipment	Motor Vehicle	Furniture and Fittings	Machinery and Equipment	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
Cost

As at 1 April 2023	83	112	24	38	257
Additions	16	—	15	26	57
Exchange differences	(4)	(6)	(2)	(2)	(14)
As at 31 March 2024	95	106	37	62	300
Additions	10	—	21	39	72
Transfer	—	22	—	—	22
Exchange differences	(4)	(4)	(2)	(3)	(13)
As at 31 March 2025	101	124	56	100	381

Accumulated depreciation

As at 1 April 2023	(63)	(74)	(17)	(23)	(177)
Depreciation charged	(11)	(14)	(5)	(7)	(37)
Exchange differences	4	4	2	2	12
As at 31 March 2024	(70)	(84)	(20)	(28)	(202)
Depreciation charged	(12)	(16)	(9)	(10)	(47)
Transfer	—	(7)	—	—	(7)
Exchange differences	3	5	1	2	11
As at 31 March 2025	(79)	(102)	(24)	(40)	(245)

Carrying amount

As at 31 March 2024	25	22	17	34	98
As at 31 March 2025	22	22	32	60	136